Income Taxes - Components of Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current income tax expense	$ 3,249	$ 1,880	$ 490
Total income tax expense	$ 3,249	$ 1,880	$ 490